Equity Method Investments	9 Months Ended
Sep. 30, 2012
Text Block [Abstract]
Equity Method Investments
5. Equity Method Investments.  Our investment in Betazone, which is our significant unconsolidated subsidiary, is accounted for using the equity method of accounting.  Summarized financial information for our investment in Betazone assuming 100% ownership interest is as follows:

	September 30, 2012	December 31, 2011
Balance sheet
Current assets	9,768	124,462
Current liabilities	264,199	131,672

Statement of operations
Revenues	29,534	315,346
Net loss	(229,323)	(102,047)

In 2011, the Company's share of Betazone's losses became equal in amount to the carrying value of its investment in Betazone. Accordingly, the Company suspended the equity method of accounting for its investment and no additional losses were charged to operations. The Company’s unrecorded share of losses for the nine months ended September 30, 2012 totaled $103,195.